UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number(s) 811-22845

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street

Suite 3300

Charlotte, NC 28202

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (704) 805-7200

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue

Boston MA 02210

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Stockholders is attached hereto.

BABSON CAPITAL FUNDS TRUST

Semi-Annual Report

December 31, 2014

This page intentionally left blank.

Anthony Sciacca

President and Chief Executive Officer

Babson Capital Funds Trust

Babson Capital Funds Trust

Babson Global Floating Rate Fund

Babson Global Credit Income Opportunities Fund

Dear Shareholder,

Global markets experienced renewed volatility in late-2014 as the impact of the precipitous fall in oil prices was felt across a wide range of asset classes. Meanwhile, growth in the world’s major economies diverged throughout the year as the U.S. and U.K. continued to lead the developed market pack, while Europe and Japan remained sluggish and China showed continued signs of slowing.

Looking ahead, we expect this theme of divergence to remain in place throughout 2015. While many market participants expect the U.S. Federal Reserve to finally raise rates this year, such an outcome is far from certain. Domestic growth appears to be supportive of a U.S. rate hike, however, policymakers must consider this within the context of slowing global growth. The implications, both positive and negative, of the fall in energy prices and the strength of the U.S. dollar must also be carefully contemplated. Central bankers in Europe and Japan are in a much different position from those in the U.S. as they continue to rely heavily on quantitative-easing measures in an attempt to buoy their sluggish economies.

The good news is that the corporate sector has largely benefitted from the past several years of historically accommodative monetary policy. Balance sheets generally remain healthy with interest coverage ratios and leverage still in reasonable territory, and default rates low by historical standards. We expect corporate fundamentals to remain relatively healthy as we move through 2015.

While we anticipate that increased global market volatility may stay with us throughout the year, we believe that the current environment is favorable for active credit managers like Babson. In our opinion, the aforementioned changes in global economic conditions, currency values and energy prices will have very different impacts on different countries, asset classes, sectors and individual issuers. At Babson, our investment process is built upon a rigorous, bottom-up fundamental analysis of every company that we invest in. We believe that security selection will be critical in 2015 and that the breadth and depth of our investment teams will enable us to continue to find attractive opportunities for our clients.

As we move into 2015, we remain focused on our clients’ long-term goals and invest with an appreciation of the uncertainty of the world in which we live. On behalf of the entire Babson team, we value the trust you’ve placed in us, and we look forward to helping you achieve your investment objectives.

Sincerely,

Anthony Sciacca

Cautionary Notice: Certain statements contained in this report maybe “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date in which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at anytime based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

ALPS Distributors, Inc. is the distributor for the Babson Capital mutual funds. Shares of the funds are offered by Babson Capital Securities LLC, an affiliated broker dealer of Babson Capital Management LLC. ALPS and Babson Capital Management are separate and unaffiliated. This material must be preceded or accompanied by the current fund prospectus. Investors should carefully consider the investment objective, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus and summary prospectus.

Babson Global Floating Rate Fund 2014 Semi-Annual Report

Investment Objective

The investment objective of the Babson Global Floating Rate Fund (“Global Floating Rate Fund” or the “Fund”) is to seek a high level of current income. Preservation of capital is a secondary goal.

Portfolio Management Commentary

How did the Fund perform?

■	The Fund reported a net total rate of return for the semi-annual reporting period from June 30, 2014 through December 31, 2014 of -1.67% and underperformed the Credit Suisse Global Loan Benchmark, which returned -0.54%.[1]

What factors influenced performance of the Fund?

■	During the second half of the year, the Fund’s U.S. holdings in both senior secured loans and, to a lesser extent, high yield bonds were the primary detractors from performance. The Fund’s European holdings, however, positively impacted Fund performance as a result of good credit selection within the senior secured loan asset class. European issuers represented seven out of the top ten contributors to Fund performance for this time period.

■	U.S. senior secured loans and high yield bonds of energy-related issuers faced significant selling pressure. The Fund was negatively impacted by its overweight exposure to this sector relative to the Benchmark. Six of the Fund’s biggest ten contributors to its underperformance were Oil and Gas focused issuers. In our view, the underlying credit fundamentals for many of these issuers imply a higher value than current trading levels. We feel the selling was indiscriminate and has resulted in oversold conditions for certain investments. While it is difficult to predict the price of commodities, we believe that most of these companies have sufficient liquidity and flexibility in their capital expenditure and operating budgets to withstand the volatility in commodity prices for longer than their current prices would suggest.

Describe recent portfolio activity.

■	The number of holdings in the portfolio decreased over the past six months as the Fund experienced a few redemptions in December, presumably due to investors becoming more risk averse to the increased volatility in the high yield market. The Fund moderately trimmed its exposure to high yield bonds to help meet these redemption requests as well as reduce the Fund’s exposure to a more volatile asset class.

■	The Fund remained overweight to European assets relative to the global senior secured loan market. Even with the overweight positioning, the Fund increased its exposure to U.S. assets as prices widened more significantly than Europe which, in our opinion, positions the Fund to capture the best risk-adjusted returns from the market.

Describe portfolio positioning at period end.

■	The Fund finished the semi-annual reporting period, December 31, 2014, with a 78.0% weighting to global senior secured loans. The remainder of the portfolio was invested in global high yield bonds (9.2%), primarily senior secured bonds. A portion of the Fund is invested in floating rate, high yield bonds (5.4%) predominantly issued by European companies, which increases the total floating rate exposure of the portfolio to 83.4%.

1.	Total return describes the return to an investor based on the Class Y net expense ratio and includes the reinvestment of dividends and capital gains. Performance results reflect past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. The net asset value (NAV) will fluctuate with market conditions. All returns 1-year or less are cumulative. The Credit Suisse Global Loan Benchmark is a market capitalization weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The Credit Suisse Western European Leveraged Loan Index is designed to mirror the investable universe of the Western European leveraged loan market, with loans denominated in U.S. and Western European currencies. Indices are unmanaged. It is not possible to invest directly in an index.

Babson Global Floating Rate Fund 2014 Semi-Annual Report

■	From an industry perspective, the Fund remains well-diversified across a number of sectors based on Moody’s Industry Classification, with higher concentrations in non-bank related Finance companies (10.2%), Healthcare, Education and Childcare (8.9%), and Diversified/Conglomerate Service (8.3%) as of December 31, 2014. Over the course of the past 6 months, there have been no significant changes to the industry composition of the portfolio.

■	As of December 31, 2014, the Fund had the following credit quality breakdown excluding cash and accrued income: 16.8% in Ba assets, 62.9% in single-B credits and a small exposure to Caa and below at 7.0%. Approximately 12.7% of the Fund’s assets are not publicly rated, primarily consisting of European issuers that we believe have a credit quality similar to that of other assets in the portfolio. Baa assets accounted for the remaining 0.6% of the portfolio assets. While there were no significant portfolio shifts from a ratings standpoint, the single-B category increased compared to June 30, 2014 as the assets that were not publicly rated decreased.[2]

■	The Top 5 countries in the portfolio at the end of the semi-annual reporting period are the United States (65.2%), the United Kingdom (16.7%), Germany (5.0%), France (4.4%) and Ireland (2.5%). Overall, the Fund has exposure to thirteen different countries, and we continue to focus on building a well-diversified portfolio of global floating rate securities.

Describe market and portfolio outlook.

■	Looking ahead into 2015, monetary policy will be a key theme capturing the attention of financial markets in the coming months. In Europe, the market will be monitoring the effects of the European Central Bank’s quantitative easing program and in the United States the timing and speed of an eventual increase in rates by the Federal Reserve will be debated and monitored as well.

■	Further, headline events such as signs of stability in pricing levels for oil markets and the effects of prices on energy related companies will be closely watched.

■	For the global loan market, expectations are that in general high yield corporate earnings profiles will remain stable and default levels should remain benign. That backdrop coupled with the global loan market’s high relative yields compared to historical standards and low comparative volatility, in our opinion, should be favorable for the asset class.

2.	Ratings shown are the highest rating given by one of the following national rating agencies: S&P or Moody’s. Additional information about ratings can be found at www.moodys.com and www.standardandpoors.com. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated Not Publicly Rated are not rated by these national rating agencies.

Babson Global Floating Rate Fund 2014 Semi-Annual Report

PORTFOLIO COMPOSITION (% OF ASSETS*)

*	The percentages shown above represent a percentage of the assets as of December 31, 2014.

COUNTRY COMPOSITION (% OF ASSETS**)

**	Percentage of assets are expressed by market value excluding cash and accrued income, and may vary over time. The percentages shown above represent a percentage of the assets as of December 31, 2014.

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

Investment Objective

The investment objective of the Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund” or the “Fund”) is to seek an absolute return, primarily through current income and secondarily through capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

■	The Fund reported a net total rate of return for the semi-annual reporting period from June 30, 2014 through December 31, 2014, of -3.91% and underperformed the 3 Month USD LIBOR + 500 basis points[1] Benchmark, which retuned +2.67%.[2]

What factors influenced performance of the Fund?

■	During the second half of the year, the Fund’s U.S. holdings in both high yield bonds and, to a lesser extent, senior secured loans were the primary detractors from performance. The Fund’s European holdings performed better than its U.S. holdings, although performance from these assets was still negative primarily due to the European high yield bond holdings. European issuers represented six of the top ten contributors to Fund performance for this time period.

■	U.S. high yield bonds and senior secured loans of energy-related issuers faced significant selling pressure. The Fund was negatively impacted by its exposure to this sector. Eight of the Fund’s biggest ten contributors to its underperformance were Oil and Gas focused issuers. In our view, the underlying credit fundamentals for many of these issuers imply a higher value than current trading levels. We feel the selling was indiscriminate and has resulted in oversold conditions for certain investments. While it is difficult to predict the price of commodities, we believe that most of these companies have sufficient liquidity and flexibility in their capital expenditure and operating budgets to withstand the volatility in commodity prices for longer than their current prices would suggest.

■	The Fund’s Collateralized Loan Obligation (“CLO”) holdings and special situation credits had a minor negative impact on performance during the past six months; however, we believe these assets provide attractive current income to the portfolio and should contribute to the Fund’s performance in the future.

Describe recent portfolio activity.

■	The number of holdings in the portfolio has increased moderately as the Fund grew slightly since June 30, 2014. Despite the increased number of holdings, the Fund’s positioning across geographies remained fairly consistent and the Fund continues to maintain significant positions in high conviction credits.

■	The Fund trimmed its exposure to global high yield bonds and increased exposure to global senior secured loans as well as CLOs to shift higher up in the corporate capital structure in order to focus on what we believe to be a more attractive part of the market from a risk-adjusted basis. In addition, global senior secured loans tend to be less volatile than global high yield bonds, so this shift could potentially reduce the Fund’s volatility.

■	The Fund sought to take advantage of selling pressure in the Oil and Gas sector by swapping some lower-rated energy credits for higher-rated energy credits, potentially increasing the credit quality of the portfolio while still maintaining the potential for capital appreciation.

1.	A unit that is equal to 1/100th of 1% or 0.01%.

2.	Total return describes the return to an investor based on the Class Y net expense ratio and includes the reinvestment of dividends and capital gains. Performance results reflect past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. The net asset value (NAV) will fluctuate with market conditions. All returns 1-year or less are cumulative. The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The return shown includes 3 Month USD LIBOR plus 500 bps, or 5% per annum. LIBOR is unmanaged. It is not possible to invest directly in LIBOR. No assurance can be given that the Fund’s performance will exceed that of LIBOR by any given increment, or at all.

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

Describe portfolio positioning at period end.

■	The Fund finished the semi-annual reporting period, December 31, 2014, with an allocation of 37.9%, 33.2%, and 16.7% to global high yield bonds, senior secured loans and CLOs, respectively. The remainder of the portfolio was invested in a few opportunistic special situation credits at 1.1% and cash at 11.1%. A significant portion of the portfolio (52.2%) is senior secured in nature, which can potentially mitigate principal loss in the event that default rates increase.

■	From an industry perspective, the Fund remains well-diversified across a number of sectors based on Moody’s Industry Classification, with higher concentrations in CLOs (16.7%), Oil and Gas (7.2%), and Healthcare, Education and Childcare (6.0%) as of December 31, 2014. Over the course of the past six months, the Fund’s top 3 industry exposures have remained the same except for an increase its CLO position and a decrease in exposure to Oil and Gas companies by approximately 4%.

■	As of December 31, 2014, the Fund had the following credit quality breakdown excluding cash and accrued income: 22.6% in Ba assets, 54.9% in single-B credits and a modest exposure to Caa and below at 13.2%. Approximately 9.2% of the Fund’s assets are not publicly rated, primarily consisting of European issuers that we believe have a credit quality similar to that of other assets in the portfolio. Baa and above assets accounted for the remaining 0.1% of the portfolio assets. While there were no significant portfolio shifts from a ratings standpoint, the Ba category increased compared to June 30, 2014 as assets that were not publicly rated decreased.[3]

■	The Top 5 countries in the portfolio at the end of the semi-annual reporting period are the United States (41.8%), the Cayman Islands (17.9%), the United Kingdom (16.1%), Germany (4.3%) and the Netherlands (4.0%). The Cayman Islands exposure related to the Fund’s CLO holdings is predominantly invested in U.S. senior secured loans. Overall, the Fund has exposure to 17 different countries, and we continue to focus on building a well-diversified portfolio of global high yield securities.

Describe market and portfolio outlook.

■	Looking ahead into 2015, monetary policy will be a key theme capturing the attention of financial markets in the coming months. In Europe, the market will be monitoring the effects of the European Central Bank’s quantitative easing program and in the United States the timing and speed of an eventual increase in rates by the Federal Reserve will be debated and monitored as well.

■	Further, headline events such as signs of stability in pricing levels for oil markets and the effects of prices on energy related companies will be closely watched.

■	For the global loan and high yield bond markets, expectations are that in general high yield corporate earnings profiles will remain stable and default levels should remain benign. That backdrop coupled with elevated yields in global loans and high yield bonds compared to historical standards, in our opinion, should be favorable for the Fund.

3.	Ratings shown are the highest rating given by one of the following national rating agencies: S&P or Moody’s. Additional information about ratings can be found at www.moodys.com and www.standardandpoors.com. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated Not Publicly Rated are not rated by these national rating agencies.

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

PORTFOLIO COMPOSITION (% OF ASSETS*)

*	The percentages shown above represent a percentage of the assets as of December 31, 2014.

COUNTRY COMPOSITION (% OF ASSETS**)

**	Percentage of assets are expressed by market value excluding cash and accrued income, and may vary over time. The percentages shown above represent a percentage of the assets as of December 31, 2014.

Babson Capital Funds Trust 2014 Semi-Annual Report

SHAREHOLDER EXPENSES (UNAUDITED)

As a shareholder of Babson Global Floating Rate Fund or Babson Global Credit Income Opportunities Fund, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Babson Global Floating Rate Fund

	EXPENSE RATIO	BEGINNING AMOUNT	ENDING VALUE	AVERAGE VALUE	OPERATING EXPENSE INCURRED*
Class A
Actual	1.05%	$1,000.00	$982.00	$991.00	$5.25
Hypothetical	1.05%	1,000.00	1,019.90	1,009.95	5.35

Class C
Actual	1.80%	1,000.00	978.30	989.15	8.98
Hypothetical	1.80%	1,000.00	1,016.10	1,008.05	9.15

Class I
Actual	0.75%	1,000.00	983.30	991.65	3.75
Hypothetical	0.75%	1,000.00	1,021.40	1,010.70	3.82

Class Y
Actual	0.75%	1,000.00	983.30	991.65	3.75
Hypothetical	0.75%	1,000.00	1,021.40	1,010.70	3.82

*	For each Class of the Fund, net expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 184/365.

Babson Capital Funds Trust 2014 Semi-Annual Report

SHAREHOLDER EXPENSES (UNAUDITED) (CONTINUED)

Babson Global Credit Income Opportunities Fund

	EXPENSE RATIO	BEGINNING AMOUNT	ENDING VALUE	AVERAGE VALUE	OPERATING EXPENSE INCURRED*
Class A
Actual	1.20%	$1,000.00	$960.60	$980.30	$5.93
Hypothetical	1.20%	1,000.00	1,019.20	1,009.60	6.11

Class C
Actual	1.95%	1,000.00	956.20	978.10	9.61
Hypothetical	1.95%	1,000.00	1,015.40	1,007.70	9.91

Class I
Actual	0.95%	1,000.00	960.90	980.45	4.70
Hypothetical	0.95%	1,000.00	1,020.40	1,010.20	4.84

Class Y
Actual	0.95%	1,000.00	960.90	980.45	4.70
Hypothetical	0.95%	1,000.00	1,020.40	1,010.20	4.84

*	For each Class of the Fund, net expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 184/365.

Babson Capital Funds Trust 2014 Semi-Annual Report

BABSON CAPITAL FUNDS TRUST

FINANCIAL REPORT

Babson Capital Funds Trust 2014 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (Unaudited)

	BABSON GLOBAL FLOATING RATE FUND	BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Assets
Investments, at fair value (cost $104,588,906 and $74,758,925, respectively)	$98,265,848	$69,887,385
Foreign currency, at value (cost $785,144 and $545,184, respectively)	774,446	540,055
Receivable for investments sold	10,928,556	3,301,611
Receivable for Fund shares sold	93,127	108,496
Interest receivable	615,197	851,294
Foreign tax reclaims receivable	–	494
Unrealized appreciation on forward foreign currency exchange contracts	427,072	278,608
Prepaid expenses	35,942	38,385

Total assets	111,140,188	75,006,328

Liabilities
Payable for investments purchased	4,704,335	2,635,264
Payable for Fund shares repurchased	197,801	42,673
Investment advisery fee payable (see Note 3)	3,064	5,668
Distribution fees payable	5,528	5,026
Unrealized depreciation on forward foreign currency exchange contracts	110,447	21,593
Unrealized depreciation on unfunded loan commitments	72	36
Accrued expenses and other liabilities	79,191	54,567

Total liabilities	5,100,438	2,764,827

Total net assets	$106,039,750	$72,241,501

Composition of net assets
Shares of beneficial interest outstanding (par value $0.00001 per share), unlimited number of shares authorized	$111	$77
Additional paid-in capital	112,367,289	78,062,223
Undistributed net investment loss	(2,307,494)	(1,593,320)
Accumulated net realized gain	1,972,066	307,478
Net unrealized depreciation	(5,992,222)	(4,534,957)

Total net assets	$106,039,750	$72,241,501

Class A
Net assets applicable to outstanding shares	$13,380,871	$14,018,651

Shares of beneficial interest outstanding	1,403,056	1,490,240

Net asset value per share outstanding	$9.54	$9.41

Maximum offering price per share outstanding (Net asset value plus sales charge of 3.00% and 3.75%, respectively)	$9.84	$9.78

See accompanying Notes to Financial Statements

Babson Capital Funds Trust 2014 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014 (Unaudited)

	BABSON GLOBAL FLOATING RATE FUND	BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Class C
Net assets applicable to outstanding shares	$3,260,926	$1,896,231

Shares of beneficial interest outstanding	343,201	201,831

Net asset value per share outstanding	$9.50	$9.40

Class I
Net assets applicable to outstanding shares	$32,229,839	$25,365,139

Shares of beneficial interest outstanding	3,374,361	2,697,205

Net asset value per share outstanding	$9.55	$9.40

Class Y
Net assets applicable to outstanding shares	$57,168,114	$30,961,480

Shares of beneficial interest outstanding	5,986,311	3,292,084

Net asset value per share outstanding	$9.55	$9.40

See accompanying Notes to Financial Statements

Babson Capital Funds Trust 2014 Semi-Annual Report

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2014 (Unaudited)

	BABSON GLOBAL FLOATING RATE FUND	BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Investment Income
Interest income	$3,161,016	$2,472,189
Other income	7,434	122

Total investment income	3,168,450	2,472,311

Operating Expenses
Advisory fees	374,691	294,648
12b-1 distribution and servicing plan
Class A	17,882	19,152
Class C	14,652	7,618
Administrator fees	85,807	53,870
Custody fees	73,718	48,826
Transfer agent fees	61,177	55,776
Professional fees	52,308	52,308
Directors’ fees	43,231	36,886
Registration fees	26,143	31,980
Printing and mailing expenses	7,561	7,561
Other operating expenses	11,565	8,986

Total operating expenses	768,735	617,611
Reimbursement of expenses
Class A	(41,029)	(45,995)
Class C	(19,658)	(16,988)
Class I	(83,025)	(67,375)
Class Y	(155,857)	(87,285)

Net operating expenses	469,166	399,968

Net investment income	2,699,284	2,072,343

Realized and Unrealized Gains (Losses) on Investments
Net realized loss on investments	(1,149,053)	(1,886,682)
Net realized gain on forward foreign currency exchange contracts	3,393,193	2,360,073
Net realized loss on foreign currency and translation	(181,345)	(47,365)

Net realized gain	2,062,795	426,026

Net change in unrealized depreciation on investments	(7,323,296)	(6,276,978)
Net change in unrealized appreciation on forward foreign currency exchange contracts	650,794	473,480
Net change in unrealized appreciation (depreciation) on foreign currency and translation	(35,755)	86,084

Net change in unrealized depreciation	(6,708,257)	(5,717,414)

Net realized and unrealized losses on investments	(4,645,462)	(5,291,388)

Net decrease in net assets resulting from operations	$(1,946,178)	$(3,219,045)

See accompanying Notes to Financial Statements

Babson Capital Funds Trust 2014 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

	BABSON GLOBAL FLOATING RATE FUND		BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)

Operations
Net investment income	$2,699,284	$2,203,083	$2,072,343	$2,096,689
Net realized gain (loss) on investments	2,062,795	(139,670)	426,026	541,842
Net change in unrealized appreciation (depreciation) on investments	(6,708,257)	716,035	(5,717,414)	1,182,457

Net increase (decrease) in net assets from operations	(1,946,178)	2,779,448	(3,219,045)	3,820,988

Dividends to Common Shareholders
Net investment income
Class A	(654,235)	(140,982)	(747,936)	(36,805)

Class C	(136,243)	(26,146)	(82,094)	(10,571)

Class I	(1,579,522)	(610,026)	(1,331,688)	(734,939)

Class Y	(2,970,947)	(1,014,718)	(1,720,410)	(790,102)

Net realized gain
Class A	(11,345)	–	(186,020)	–

Class C	(2,779)	–	(25,870)	–

Class I	(27,574)	–	(340,131)	–

Class Y	(49,009)	–	(416,997)	–

Total dividends to common shareholders	(5,431,654)	(1,791,872)	(4,851,146)	(1,572,417)

Capital Share Transactions
Net proceeds from sale of shares	14,043,760	114,172,093	27,620,296	60,160,874
Net Asset Value of shares issued to shareholders in payment of distributions declared	5,330,028	1,770,684	4,725,649	1,559,384
Cost of shares redeemed	(20,589,217)	(2,298,911)	(15,864,748)	(143,371)
Redemption fees	1,569	–	5,037	–

Net increase (decrease) in net assets resulting from capital stock transactions	(1,213,860)	113,643,866	16,486,234	61,576,887

Total increase (decrease) in net assets	(8,591,692)	114,631,442	8,416,043	63,825,458

Net Assets
Beginning of period	114,631,442	–	63,825,458	–

End of period (includes undistributed net investment income of $2,307,494, $334,169, $1,593,320 and $216,465, respectively)	$106,039,750	$114,631,442	$72,241,501	$63,825,458

(1)	Fund commenced operations on September 16, 2013.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

FINANCIAL HIGHLIGHTS

	CLASS A
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (2)

Per Common Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from investment operations:
Net investment income (3)	0.22	0.30
Net realized and unrealized gain (loss) on investments	(0.40)	0.08

Total increase (decrease) from investment operations	(0.18)	0.38

Less dividends and distributions:
From net investment income	(0.47)	(0.18)
From net realized gain	(0.01)	–

Total dividends and distributions	(0.48)	(0.18)

Redemption fees	0.00 (4)	0.00

Net asset value, at end of period	$9.54	$10.20

Total investment return (5)(6)	(1.80)%	3.81%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$13,381	$12,464
Ratio of total expenses (before reductions and reimbursements) to average net assets (7)(8)	1.62%	2.27%
Ratio of net expenses to average net assets (7)	1.05%	1.05%
Ratio of net investment income to average net assets (7)	4.45%	3.76%
Portfolio turnover rate (6)	30.40%	49.51%

(1)	Unaudited.
(2)	Fund commenced operations on September 16, 2013.
(3)	Calculated using average shares outstanding.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.05% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

	CLASS C
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (2)

Per Common Share Data
Net asset value, beginning of period	$10.16	$10.00
Income from investment operations:
Net investment income(3)	0.19	0.24
Net realized and unrealized gain (loss) on investments	(0.41)	0.07

Total increase (decrease) from investment operations	(0.22)	0.31

Less dividends and distributions:
From net investment income	(0.43)	(0.15)
From net realized gain	(0.01)	–

Total dividends and distributions	(0.44)	(0.15)

Redemption fees	0.00 (4)	0.00

Net asset value, at end of period	$9.50	$10.16

Total investment return (5)(6)	(2.17)%	3.15%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$3,261	$2,396
Ratio of total expenses (before reductions and reimbursements) to average net assets (7)(8)	3.14%	4.97%
Ratio of net expenses to average net assets (7)	1.80%	1.80%
Ratio of net investment income to average net assets (7)	3.71%	3.07%
Portfolio turnover rate (6)	30.40%	49.51%

(1)	Unaudited.
(2)	Fund commenced operations on September 16, 2013.
(3)	Calculated using average shares outstanding.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.80% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

	CLASS I
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (2)

Per Common Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from investment operations:
Net investment income (3)	0.24	0.30
Net realized and unrealized gain (loss) on investments	(0.41)	0.10

Total increase (decrease) from investment operations	(0.17)	0.40

Less dividends and distributions:
From net investment income	(0.48)	(0.19)
From net realized gain	(0.01)	–

Total dividends and distributions	(0.49)	(0.19)

Redemption fees	0.00 (4)	0.00

Net asset value, at end of period	$9.55	$10.21

Total investment return (5)(6)	(1.67)%	4.04%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$32,230	$32,772
Ratio of total expenses (before reductions and reimbursements) to average net assets (7)(8)	1.25%	1.52%
Ratio of net expenses to average net assets (7)	0.75%	0.75%
Ratio of net investment income to average net assets (7)	4.75%	3.72%
Portfolio turnover rate (6)	30.40%	49.51%

(1)	Unaudited.
(2)	Fund commenced operations on September 16, 2013.
(3)	Calculated using average shares outstanding.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed .75% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

	CLASS Y
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (2)

Per Common Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from investment operations:
Net investment income (3)	0.24	0.30
Net realized and unrealized gain (loss) on investments	(0.41)	0.10

Total increase (decrease) from investment operations	(0.17)	0.40

Less dividends and distributions:
From net investment income	(0.48)	(0.19)
From net realized gain	(0.01)	–

Total dividends and distributions	(0.49)	(0.19)

Redemption fees	0.00 (4)	0.00

Net asset value, at end of period	$9.55	$10.21

Total investment return (5)(6)	(1.67)%	4.04%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$57,168	$66,999
Ratio of total expenses (before reductions and reimbursements) to average net assets (7)(8)	1.23%	1.53%
Ratio of net expenses to average net assets (7)	0.75%	0.75%
Ratio of net investment income to average net assets (7)	4.74%	3.80%
Portfolio turnover rate (6)	30.40%	49.51%

(1)	Unaudited.
(2)	Fund commenced operations on September 16, 2013.
(3)	Calculated using average shares outstanding.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed .75% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

	CLASS A
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (2)

Per Common Share Data
Net asset value, beginning of period	$10.45	$10.00
Income from investment operations:
Net investment income (3)	0.26	0.40
Net realized and unrealized gain (loss) on investments	(0.66)	0.33

Total increase (decrease) from investment operations	(0.40)	0.73

Less dividends and distributions:
From net investment income	(0.51)	(0.28)
From net realized gain	(0.13)	–

Total dividends and distributions	(0.64)	(0.28)

Redemption fees	0.00 (4)	0.00

Net asset value, at end of period	$9.41	$10.45

Total investment return (5)(6)	(3.94)%	7.30%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$14,019	$2,591
Ratio of total expenses (before reductions and reimbursements) to average net assets (7)(8)	1.80%	3.95%
Ratio of net expenses to average net assets (7)	1.20%	1.20%
Ratio of net investment income to average net assets (7)	5.18%	4.88%
Portfolio turnover rate (6)	49.16%	99.72%

(1)	Unaudited.
(2)	Fund commenced operations on September 16, 2013.
(3)	Calculated using average shares outstanding.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

	CLASS C
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (2)

Per Common Share Data
Net asset value, beginning of period	$10.45	$10.00
Income from investment operations:
Net investment income (3)	0.23	0.35
Net realized and unrealized gain (loss) on investments	(0.68)	0.32

Total increase (decrease) from investment operations	(0.45)	0.67

Less dividends and distributions:
From net investment income	(0.47)	(0.22)
From net realized gain	(0.13)	–

Total dividends and distributions	(0.60)	(0.22)

Redemption fees	0.00 (4)	0.00

Net asset value, at end of period	$9.40	$10.45

Total investment return (5)(6)	(4.38)%	6.75%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$1,896	$944
Ratio of total expenses (before reductions and reimbursements) to average net assets (7)(8)	4.18%	10.50%
Ratio of net expenses to average net assets (7)	1.95%	1.95%
Ratio of net investment income to average net assets (7)	4.49%	4.39%
Portfolio turnover rate (6)	49.16%	99.72%

(1)	Unaudited.
(2)	Fund commenced operations on September 16, 2013.
(3)	Calculated using average shares outstanding.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.95% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

	CLASS I
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (2)

Per Common Share Data
Net asset value, beginning of period	$10.46	$10.00
Income from investment operations:
Net investment income (3)	0.27	0.41
Net realized and unrealized gain (loss) on investments	(0.68)	0.35

Total increase (decrease) from investment operations	(0.41)	0.76

Less dividends and distributions:
From net investment income	(0.52)	(0.30)
From net realized gain	(0.13)	–

Total dividends and distributions	(0.65)	(0.30)

Redemption fees	0.00 (4)	0.00

Net asset value, at end of period	$9.40	$10.46

Total investment return (5)(6)	(3.91)%	7.59%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$25,365	$26,406
Ratio of total expenses (before reductions and reimbursements) to average net assets (7)(8)	1.46%	1.83%
Ratio of net expenses to average net assets (7)	0.95%	0.95%
Ratio of net investment income to average net assets (7)	5.33%	5.02%
Portfolio turnover rate (6)	49.16%	99.72%

(1)	Unaudited.
(2)	Fund commenced operations on September 16, 2013.
(3)	Calculated using average shares outstanding.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed .95% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

	CLASS Y
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (2)

Per Common Share Data
Net asset value, beginning of period	$10.46	$10.00
Income from investment operations:
Net investment income (3)	0.27	0.41
Net realized and unrealized gain (loss) on investments	(0.68)	0.35

Total increase (decrease) from investment operations	(0.41)	0.76

Less dividends and distributions:
From net investment income	(0.52)	(0.30)
From net realized gain	(0.13)	–

Total dividends and distributions	(0.65)	(0.30)

Redemption fees	0.00 (4)	0.00

Net asset value, at end of period	$9.40	$10.46

Total investment return (5)(6)	(3.91)%	7.59%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$30,961	$33,885
Ratio of total expenses (before reductions and reimbursements) to average net assets (7)(8)	1.44%	1.84%
Ratio of net expenses to average net assets (7)	0.95%	0.95%
Ratio of net investment income to average net assets (7)	5.31%	5.04%
Portfolio turnover rate (6)	49.16%	99.72%

(1)	Unaudited.
(2)	Fund commenced operations on September 16, 2013.
(3)	Calculated using average shares outstanding.
(4)	Amount rounds to less than $.01 per share.
(5)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(6)	Not annualized.
(7)	Annualized for periods less than one full year.
(8)	The Adviser has agreed to waive and/or reimburse fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed .95% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 87.2%*:

Bank Loans — 78.0%*§:

Aerospace and Defense — 1.1%*:
TransDigm Group, Inc.	3.75%	2/28/2020	493,703	$491,698	$484,179
TransDigm Group, Inc.	3.75	6/4/2021	657,279	650,780	644,680

Total Aerospace and Defense			1,150,982	1,142,478	1,128,859

Automobile — 1.5%*:
RAC Finance (Holdings) Ltd.+	5.01	11/3/2021	500,000	786,892	774,344
RAC Finance (Holdings) Ltd.+	8.25	11/3/2022	500,000	790,886	780,275

Total Automobile			1,000,000	1,577,778	1,554,619

Beverage, Food and Tobacco — 2.2%*:
CEC Entertainment Concepts LP	4.00	2/14/2021	747,391	743,970	724,348
Del Monte Foods, Inc.	4.25	2/18/2021	248,125	247,036	225,588
Deoleo S.A.+	4.50	5/12/2021	500,000	676,759	560,907
JBS USA Holdings, Inc.	3.75	9/18/2020	493,750	494,785	482,023
Telepizza SA+	7.00	9/30/2020	250,000	314,743	298,429

Total Beverage, Food and Tobacco			2,239,266	2,477,293	2,291,295

Broadcasting and Entertainment — 5.8%*:
All3Media International+	5.25	6/30/2021	500,000	833,781	766,512
All3Media International+	8.25	6/30/2022	500,000	670,960	596,204
Charter Communications Operating LLC	3.00	1/3/2021	494,975	493,896	484,561
Cumulus Media Holdings, Inc.	4.25	12/23/2020	352,647	349,624	341,479
Learfield Communications, Inc.	4.50	10/9/2020	415,413	414,952	412,297
Telecommunications Management LLC	4.75	4/30/2020	41,240	41,240	40,621
Tyrol Acquisitions 2 SAS+	3.26	1/29/2016	2,180,613	2,882,912	2,599,362
Univision Communications, Inc.	4.00	3/1/2020	988,599	985,893	964,873

Total Broadcasting and Entertainment			5,473,487	6,673,258	6,205,909

Buildings and Real Estate — 1.7%*:
Alison Bidco Sarl+	5.50	8/29/2021	296,514	293,680	289,842
DTZ US Borrower LLC	5.50	11/4/2021	316,915	312,162	315,331
Jeld-Wen, Inc.	5.25	10/15/2021	510,033	505,070	504,295
Quikrete Holdings, Inc.	4.00	9/28/2020	660,317	657,591	650,082

Total Buildings and Real Estate			1,783,779	1,768,503	1,759,550

Cargo Transport — 1.0%*:
Direct ChassisLink, Inc.¤	8.25	11/12/2019	495,238	489,150	480,381
Direct ChassisLink, Inc. (Add-On Facility)¤	8.25	11/12/2019	505,716	505,716	490,544
Mirror Bidco Corp.	4.25	12/28/2019	62,549	62,282	61,767

Total Cargo Transport			1,063,503	1,057,148	1,032,692

Chemicals, Plastics and Rubber — 3.5%*:
Chromaflo Technologies Corp.	4.50	12/2/2019	620,142	621,076	610,839
Colouroz Investment 1 GmbH+	4.75	9/7/2021	644,876	638,640	624,724

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (Continued)

Chemicals, Plastics and Rubber (Continued)
Emerald Performance Materials LLC	4.50%	8/1/2021	116,858	$116,306	$113,937
Ferro Corp.	4.00	7/31/2021	149,506	148,795	146,889
MacDermid, Inc.	4.00	6/7/2020	69,098	68,762	67,630
Styrolution Group GmbH+	6.50	11/7/2019	600,000	736,170	706,580
Univar, Inc.	5.00	6/30/2017	989,709	988,242	955,752
Vantage Specialties, Inc.	5.00	2/10/2019	493,678	492,696	483,804

Total Chemicals, Plastics and Rubber			3,683,867	3,810,687	3,710,155

Containers, Packaging and Glass — 4.6%*:
BWAY Holding Co., Inc.	5.50	8/14/2020	233,410	231,214	232,243
CD&R Millennium Holdco 6 Sarl+	4.50	7/31/2021	377,216	377,283	369,358
Chesapeake Corp.	5.50	9/30/2020	493,750	787,511	767,497
Chesapeake Corp.	4.25	9/30/2020	1,143,993	1,143,574	1,118,253
Consolidated Container Co. LLC	7.75	1/3/2020	188,280	184,860	179,337
Coveris	5.25	5/8/2019	384,759	383,218	383,078
Coveris	5.75	5/8/2019	495,000	680,345	596,231
Hilex Poly Co. LLC	6.00	12/5/2021	405,858	401,799	399,518
Libbey Glass, Inc.	3.75	4/9/2021	873,077	871,076	858,349

Total Containers, Packaging and Glass			4,595,343	5,060,880	4,903,864

Diversified/Conglomerate Manufacturing — 1.8%*:
Applied Systems, Inc.	4.25	1/25/2021	67,147	67,001	65,931
Capital Safety North America Holdings, Inc.	3.75	3/29/2021	346,166	345,774	334,915
Capital Safety North America Holdings, Inc.	6.50	3/28/2022	251,661	251,373	237,820
Information Resources, Inc.	4.75	9/30/2020	157,444	156,792	156,657
Quality Home Brands Holdings LLC	7.75	5/25/2018	261,695	259,657	257,552
STS Operating, Inc.	4.75	2/12/2021	314,516	313,702	308,225
West Corp.	2.51	7/1/2019	514,474	496,428	502,898

Total Diversified/Conglomerate Manufacturing			1,913,103	1,890,727	1,863,998

Diversified/Conglomerate Service — 7.8%*:
Aquilex Holdings LLC	5.00	12/31/2020	198,141	197,712	193,187
Atrium Innovations, Inc.+	4.25	2/13/2021	831,929	830,511	801,772
Brickman Group Ltd. LLC	7.50	12/17/2021	82,406	82,042	80,603
EIG Investors Corp.	5.00	11/9/2019	595,502	597,684	591,035
Garda World Security Corp.+	4.00	11/6/2020	172,618	171,893	168,086
Go Daddy Operating Company LLC	4.75	5/13/2021	366,782	365,104	363,496
Internet Brands, Inc.	8.50	7/8/2022	400,000	396,229	387,000
MH Sub I LLC	5.00	7/8/2021	141,056	139,785	138,705
MPH Acquisition Holdings LLC	3.75	3/31/2021	810,057	808,216	786,160
Northgate Information Solutions Ltd.+	5.26	3/6/2018	502,538	672,798	583,772
Northgate Information Solutions Ltd.+	5.26	3/7/2018	505,082	676,145	586,728
Power Team Services LLC	8.25	11/6/2020	500,000	495,774	482,500
RP Crown Parent LLC	6.00	12/21/2018	550,985	552,905	510,697
RP Crown Parent LLC	11.25	12/20/2019	678,571	691,673	570,563

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (Continued)

Diversified/Conglomerate Service (Continued)
Sabre, Inc.	4.50%	2/19/2019	992,487	$987,604	$973,878
SkillSoft Corp.	5.75	4/28/2021	448,588	446,557	438,356
Triple Point Technology, Inc.	5.25	7/10/2020	391,180	360,096	354,996
Triple Point Technology, Inc.††	9.25	7/9/2021	182,877	170,216	156,360
Vogue International, Inc.	5.25	2/14/2020	144,383	143,137	142,940

Total Diversified/Conglomerate Service			8,495,182	8,786,081	8,310,834

Ecological — 1.8%*:
Biffa Waste Services Ltd.+	5.26	1/30/2018	1,000,000	1,650,369	1,500,154
Emerald 3 Ltd.+	8.00	5/31/2022	390,426	386,754	376,761

Total Ecological			1,390,426	2,037,123	1,876,915

Electronics — 1.3%*:
Freescale Semiconductor, Inc.	4.25	2/28/2020	990,000	990,000	964,636
Kronos, Inc.	4.50	10/30/2019	196,597	195,400	194,739
Magic Newco LLC+	5.00	12/12/2018	95,621	95,621	95,143
Renaissance Learning, Inc.	4.50	4/9/2021	82,544	82,171	80,412

Total Electronics			1,364,762	1,363,192	1,334,930

Finance — 8.9%*:
AssuredPartners Capital, Inc.	4.50	3/31/2021	307,075	305,696	303,236
AssuredPartners Capital, Inc.	7.75	4/2/2022	136,522	135,278	131,402
Confie Seguros Holdings II Co.	5.75	11/9/2018	536,840	534,739	533,485
Cunningham Lindsey US, Inc.	9.25	6/10/2020	748,546	750,226	726,090
Evertec Group LLC	3.50	4/17/2020	671,421	660,689	656,871
First Data Corp.	3.76	3/24/2017	500,000	500,000	491,875
First Data Corp.	3.76	3/23/2018	500,000	497,946	489,690
GENEX Services, Inc.	5.25	5/30/2021	184,054	183,209	182,443
Intertrust Group Holding B.V.+	8.00	4/16/2022	692,451	871,581	782,489
Moneygram International, Inc.	4.25	3/27/2020	804,427	742,952	735,649
National Financial Partners Corp.	4.50	7/1/2020	132,529	132,529	130,873
P2 Newco Acquisition, Inc.	5.50	10/22/2020	422,493	418,971	415,100
P2 Newco Acquisition, Inc.	9.50	10/22/2021	500,000	495,727	480,000
SAM Finance Lux Sarl+	5.00	12/17/2020	343,568	554,560	535,710
Sedgwick, Inc.	3.75	3/1/2021	496,250	495,155	481,362
Sedgwick, Inc.	6.75	2/28/2022	561,418	560,768	526,330
TransUnion LLC	4.00	4/9/2021	994,994	990,192	978,825
VFH Parent LLC	5.75	11/6/2019	648,799	643,840	640,689
Wall Street Systems Delaware, Inc.	4.50	4/30/2021	277,433	275,743	272,578

Total Finance			9,458,820	9,749,801	9,494,697

Healthcare, Education and Childcare — 8.4%*:
Accellent, Inc.	4.50	3/12/2021	943,847	941,527	921,035
Aenova Holding GmbH+	5.00	8/6/2020	600,000	758,698	720,585
Britax US Holdings, Inc.	4.50	10/15/2020	435,229	433,418	312,277

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (Continued)

Healthcare, Education and Childcare (Continued)
CareCore National LLC	5.50%	3/5/2021	683,060	$682,589	$674,522
Drumm Investors LLC	6.75	5/4/2018	874,491	867,383	874,491
Heartland Dental Care, Inc.	5.50	12/21/2018	388,065	386,532	386,125
Kindred Healthcare, Inc.	4.25	4/9/2021	704,327	698,878	680,260
Ortho-Clinical Diagnostics, Inc.	4.75	6/30/2021	551,627	546,510	541,835
PharMedium Healthcare Corp.	4.25	1/28/2021	97,352	96,928	94,107
Phibro Animal Health Corp.	4.00	4/16/2021	177,715	177,313	175,197
PRA Holdings, Inc.	4.50	9/23/2020	709,500	703,671	698,269
Rodenstock GmbH+	4.76	5/31/2019	500,000	666,356	577,799
STHI Holding Corp.	4.50	8/6/2021	283,053	281,712	280,457
Synarc-Biocore Holdings LLC	5.50	3/10/2021	496,250	491,840	471,437
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	495,487	436,875
Tecomet, Inc.	5.75	12/5/2021	480,685	466,264	461,458
Tunstall Group Holdings Ltd.+	5.26	10/16/2020	500,000	791,545	571,671

Total Healthcare, Education and Childcare			8,925,201	9,486,651	8,878,400

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.5%*:
Leslie’s Poolmart, Inc.	4.25	10/16/2019	542,718	542,718	527,114

Hotels, Motels, Inns and Gaming — 0.7%*:
Gala Group Ltd.+	5.26	5/27/2018	500,000	833,266	775,646

Insurance — 2.3%*:
AmWINS Group LLC	5.00	9/6/2019	152,146	151,838	150,498
Asurion LLC	5.00	5/24/2019	975,471	974,677	961,366
Hub International Ltd.	4.25	10/2/2020	987,538	983,466	954,208
USI, Inc.	4.25	12/27/2019	238,352	236,236	233,883
York Risk Services Holding Corp.	4.75	10/1/2021	193,649	192,235	192,197

Total Insurance			2,547,156	2,538,452	2,492,152

Leisure, Amusement, Entertainment — 1.2%*:
AP NMT Acquisition B.V.+	7.00	8/6/2021	500,000	604,321	590,910
Delta 2 (Lux) Sarl+	4.75	7/30/2021	487,247	484,922	474,662
SeaWorld Parks & Entertainment, Inc.	3.00	5/14/2020	150,162	142,826	141,903
Town Sports International, Inc.	4.50	11/16/2020	24,076	23,975	17,064

Total Leisure, Amusement, Entertainment			1,161,485	1,256,044	1,224,539

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 3.1%*:
Doncasters Finance US LLC	4.50	4/9/2020	992,437	990,233	983,138
Gardner Denver, Inc.	4.25	7/30/2020	797,980	783,313	745,113
Husky Injection Molding Systems Ltd.+	4.25	6/30/2021	194,306	193,399	190,096
Husky Injection Molding Systems Ltd.+	7.25	6/30/2022	89,262	88,841	85,469
Intelligrated, Inc.	4.75	7/30/2018	365,628	364,287	355,573
Silver II US Holdings LLC	4.00	12/13/2019	945,480	940,001	876,640
TCH-2 Holding LLC	5.50	5/6/2021	108,705	107,713	107,074

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			3,493,798	3,467,787	3,343,103

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (Continued)

Mining, Steel, Iron and Non-Precious Metals — 2.0%*:
Arch Coal, Inc.	6.25%	5/16/2018	994,909	$981,009	$821,218
Boomerang Tube LLC††	11.00	10/11/2017	249,123	244,796	214,246
H.C. Starck GmbH+	3.01	5/30/2016	500,000	679,250	589,143
Metal Services LLC	6.00	6/30/2017	105,818	105,818	104,852
Murray Energy Corp.	5.25	12/5/2019	394,718	393,023	379,209

Total Mining, Steel, Iron and Non-Precious Metals			2,244,568	2,403,896	2,108,668

Oil and Gas — 4.7%*:
American Energy – Marcellus LLC	5.25	8/4/2020	182,134	181,284	159,063
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	1,000,000	982,301	875,000
Drillships Financing Holding, Inc.	6.00	3/31/2021	76,128	76,796	59,332
Drillships Ocean Ventures, Inc.	5.50	7/25/2021	254,602	252,202	203,682
Fieldwood Energy LLC	8.38	9/30/2020	825,000	818,923	599,156
Floatel International Ltd.	6.00	6/27/2020	408,526	404,738	326,821
Paragon Offshore Finance Co.+	3.75	7/18/2021	133,315	132,690	106,152
Sabine Oil & Gas LLC	8.75	12/31/2018	700,000	710,065	532,000
Seadrill Partners Finco LLC	4.00	2/21/2021	937,370	930,433	725,056
Southcross Holdings Borrower LP	6.00	8/4/2021	146,696	146,001	129,826
Templar Energy LLC	8.50	11/25/2020	1,000,000	971,205	716,000
TPF II Power LLC	5.50	10/2/2021	523,685	519,878	523,031

Total Oil and Gas			6,187,456	6,126,516	4,955,119

Personal and Non-Durable Consumer Products Mfg. Only — 0.3%*:
Berlin Packaging LLC	4.50	10/1/2021	338,635	336,998	336,095

Personal, Food and Miscellaneous — 0.1%*:
Redtop Acquisitions Ltd.+	8.25	6/3/2021	157,571	155,879	156,389

Personal Transportation — 0.3%*:
Travelport Finance (Luxembourg) Sarl	6.00	9/2/2021	320,850	317,015	319,746

Printing and Publishing — 1.6%*:
Emap B2B+	5.16	10/31/2017	556,672	802,770	723,533
EMI Music Publishing Ltd.	3.75	6/29/2018	255,065	255,065	250,255
R.H. Donnelley, Inc.	9.75	12/31/2016	106,161	77,077	75,685
Springer Science+Business Media Deutschland GmbH+	4.75	8/14/2020	493,769	492,446	484,614
SuperMedia, Inc.	11.60	12/30/2016	273,400	226,055	217,763

Total Printing and Publishing			1,685,067	1,853,413	1,751,850

Retail Stores — 4.9%*:
Abercrombie & Fitch Management Co.	4.75	8/7/2021	737,981	730,988	725,990
Advantage Sales & Marketing, Inc.	4.25	7/23/2021	298,991	298,284	295,316
Advantage Sales & Marketing, Inc.	7.50	7/25/2022	58,808	58,389	58,044
BJ’s Wholesale Club, Inc.	4.50	9/26/2019	134,979	134,433	132,231

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (Continued)

Retail Stores (Continued)
Burlington Coat Factory Warehouse Corp.	4.25%		8/13/2021	460,523	$458,341	$453,905
FleetPride Corp.	5.25		11/19/2019	988,029	973,936	966,618
J Crew Group, Inc.	4.00		3/5/2021	1,433,561	1,409,042	1,347,547
Smart and Final Stores LLC	4.75		11/15/2019	232,483	231,998	228,996
Talbots, Inc. (The)	4.75		3/19/2020	994,994	982,696	960,169

Total Retail Stores				5,340,349	5,278,107	5,168,816

Telecommunications — 4.3%*:
Altice Financing SA+	5.50		7/2/2019	262,969	265,268	258,532
Carros Finance Luxembourg Sarl	4.50		9/30/2021	292,987	292,275	287,859
Eircom Finco Sarl+	4.76		9/30/2019	2,000,000	2,668,050	2,286,995
ION Trading Technologies Sarl+	7.25		6/10/2022	842,143	835,650	795,825
Numericable US LLC+	4.50		5/21/2020	669,197	663,171	664,895
Sungard Availability Services Capital, Inc.	6.00		3/31/2019	235,338	233,930	208,509
Websense, Inc.	4.50		6/25/2020	92,739	92,534	90,885

Total Telecommunications				4,395,373	5,050,878	4,593,500

Utilities — 0.6%*:
Bayonne Energy Center LLC	5.00		8/19/2021	99,774	99,300	98,028
Calpine Construction Finance Co. LP	3.00		5/3/2020	494,975	493,889	475,176
Exgen Renewables I LLC	5.25		2/8/2021	59,724	59,463	59,724

Total Utilities				654,473	652,652	632,928

Total Bank Loans				82,107,220	87,695,221	82,732,382

Corporate Bonds — 9.2%*:

Banking — 0.1%*:
Lock AS+	7.00		8/15/2021	100,000	134,225	125,059

Beverage, Food and Tobacco — 0.4%*:
Albain Bidco Norway AS+	6.58	#	11/1/2020	1,000,000	166,715	118,744
Findus Bondco SA+	9.13		7/1/2018	100,000	140,130	127,660
Twinkle Pizza PLC+	6.63		8/1/2021	100,000	169,730	158,870

Total Beverage, Food and Tobacco				1,200,000	476,575	405,274

Buildings and Real Estate — 0.3%*:
Forestar USA Real Estate Group, Inc.^	8.50		6/1/2022	110,000	110,000	107,250
Paroc Group Oy+	5.33	#	5/15/2020	100,000	137,565	115,257
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	113,140

Total Buildings and Real Estate				310,000	385,130	335,647

Chemicals, Plastics and Rubber — 0.5%*:
Pinnacle Operating Corp.^	9.00		11/15/2020	500,000	536,262	515,000

Containers, Packaging and Glass — 0.5%*:
Innovia Group Finance PLC+	5.08	#	3/31/2020	500,000	685,078	553,598

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (Continued)

Diversified/Conglomerate Manufacturing — 0.5%*:
Appvion, Inc.^	9.00%		6/1/2020	460,000	$468,398	$315,100
Galapagos SA+	4.83	#	6/15/2021	200,000	272,630	237,775

Total Diversified/Conglomerate Manufacturing				660,000	741,028	552,875

Diversified/Conglomerate Service — 0.5%*:
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	470,000	475,731	473,525

Finance — 1.3%*:
Equiniti Newco 2 PLC+	6.31	#	12/15/2018	750,000	1,212,995	1,116,348
Galaxy Bidco Ltd.+	5.56	#	11/15/2019	100,000	160,994	150,794
Lowell Group Financing PLC+	5.88		4/1/2019	100,000	166,730	143,781

Total Finance				950,000	1,540,719	1,410,923

Grocery — 0.1%*:
Premier Foods Finance PLC+	5.56	#	3/16/2020	100,000	167,370	137,157

Healthcare, Education and Childcare — 0.5%*:
Unilabs Subholding AB+	7.33	#	7/15/2018	400,000	550,842	482,520

Insurance — 0.9%*:
Hastings Insurance Group Finance PLC+	6.55	#	10/21/2019	150,000	237,891	231,344
Towergate Finance PLC+	6.05	#	2/15/2018	500,000	796,763	679,940

Total Insurance				650,000	1,034,654	911,284

Leisure, Amusement, Entertainment — 1.3%*:
Travelex Financing PLC+	6.55	#	8/1/2018	700,000	1,120,781	1,096,476
Travelex Financing PLC+	8.00		8/1/2018	100,000	158,440	163,186
Vougeot Bidco PLC+	5.33	#	7/15/2020	100,000	135,279	118,887

Total Leisure, Amusement, Entertainment				900,000	1,414,500	1,378,549

Oil and Gas — 0.4%*:
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.+^	6.50		4/1/2019	500,000	486,642	376,250

Personal, Food and Miscellaneous — 1.2%*:
Brakes Capital+	5.08	#	12/15/2018	100,000	136,645	119,492
Brakes Capital+	7.13		12/15/2018	300,000	515,832	461,736
Financiere Quick SAS+	4.83	#	4/15/2019	500,000	688,340	541,497
TeamSystem Holding SpA+	7.38		5/15/2020	100,000	132,532	126,269

Total Personal, Food and Miscellaneous				1,000,000	1,473,349	1,248,994

Retail Stores — 0.5%*:
Boing Group Financing PLC+	6.63		7/15/2019	100,000	136,100	112,053
Brighthouse Group PLC+	7.88		5/15/2018	150,000	244,036	224,438
HSS Financing PLC+	6.75		8/1/2019	100,000	165,525	160,536

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (Continued)

Retail Stores (Continued)
Takko Luxembourg 2 S.C.A.+	9.88%	4/15/2019	100,000	$132,144	$42,352

Total Retail Stores			450,000	677,805	539,379

Telecommunications — 0.2%*:
Numericable Group SA+	5.38	5/15/2022	100,000	138,295	124,877
Numericable Group SA+	5.63	5/15/2024	100,000	138,165	125,240

Total Telecommunications			200,000	276,460	250,117

Total Corporate Bonds			8,890,000	11,056,370	9,696,151

Total Fixed Income			90,997,220	98,751,591	92,428,533

Short-Term Investment — 5.5%*:

Bank Deposit — 5.5%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	1/2/2015	5,837,315	5,837,315	5,837,315

Total Investments			96,834,535	104,588,906	98,265,848

Other assets and liabilities — 7.3%*					7,773,902

Net Assets — 100.0%					$106,039,750

PIK	– Payment-in-kind

‡	The effective interest rates are based on settled commitment amount.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	65.2%
United Kingdom	16.7%
Germany	5.0%
France	4.4%
Ireland	2.5%
Canada	1.8%
Spain	1.5%
Netherlands	1.5%
Other (Individually less than 1%)	1.4%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at December 31, 2014. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2014.

A summary of outstanding financial instruments at December 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
01/14/15	State Street Bank & Trust Co.	EUR	3,575,048	4,326,402	4,435,909	$(109,507)
01/14/15	State Street Bank & Trust Co.	GBP	210,903	328,690	329,630	(940)
01/14/15	State Street Bank & Trust Co.	GBP	104,406	162,715	162,639	76

Net unrealized depreciation on forward foreign exchange contracts to buy						$(110,371)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
01/14/15	State Street Bank & Trust Co.	EUR	19,678,810	23,814,632	24,233,860	$419,227
01/14/15	State Street Bank & Trust Co.	GBP	7,607,011	11,855,456	11,857,847	2,391
01/14/15	State Street Bank & Trust Co.	NOK	904,726	121,359	126,737	5,378

Net unrealized appreciation on forward foreign exchange contracts to sell						$426,996

Currency Legend

EUR	–	Euro
GBP	–	British Pound Sterling
NOK	–	Norwegian Krona

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 88.9%*:

Asset-Backed Securities — 16.7%*:

CDO/CLO — 16.7%*:
Apidos CLO XII^	5.13	#%	4/15/2025	500,000	$446,309	$419,090
Apidos CLO XV^	5.73	#	10/20/2025	500,000	461,375	424,297
Atlas Senior Loan Fund Ltd.^	5.46	#	10/15/2026	800,000	729,263	705,611
Avery Point CLO Ltd. 2014-1 AE^	4.83	#	4/25/2026	500,000	459,947	439,885
BlueMountain CLO Ltd.^¤	Zero Coupon		4/30/2026	250,000	238,221	210,000
Carlyle Global Market Strategies CLO 2013-3 Ltd.^	4.83	#	7/15/2025	500,000	456,207	443,980
Carlyle Global Market Strategies CLO 2013-4 Ltd.^	4.73	#	10/15/2025	500,000	461,691	441,089
Carlyle Global Market Strategies CLO 2013-4 Ltd.^	5.43	#	10/15/2025	500,000	453,785	421,098
Dryden Senior Loan Fund^	5.58	#	4/18/2026	500,000	460,104	422,234
Dryden XXXI Senior Loan Fund^	4.48	#	4/18/2026	1,000,000	887,762	853,670
Eaton Vance CLO 2013-1 Ltd.^	5.23	#	11/13/2024	500,000	463,902	445,255
Flatiron CLO 2013-1 Ltd.^	5.58	#	1/17/2026	500,000	459,802	401,476
GoldenTree Loan Opportunities VII Ltd.^	5.48	#	4/25/2025	500,000	465,691	428,363
ING IM CLO 2013-2 Ltd.^	5.73	#	4/25/2025	500,000	465,274	431,496
ING IM CLO 2013-3 Ltd.^	4.73	#	1/18/2026	500,000	451,110	432,698
LCM XIII LP^	5.08	#	1/19/2023	750,000	700,483	674,300
LCM XV LP^	4.68	#	8/25/2024	500,000	465,884	431,224
LCM XVII LP^	4.98	#	10/15/2026	500,000	449,465	438,054
Newhaven CLO Ltd.+^	5.40	#	11/15/2028	500,000	618,843	552,487
Oak Hill Credit Partners X Ltd.^	Zero Coupon		7/20/2026	500,000	446,982	390,260
OHA Credit Partners IX Ltd.^	5.23	#	10/20/2025	500,000	467,176	452,088
Pinnacle Park CLO Ltd.^	5.18	#	4/15/2026	500,000	468,815	449,659
Silver Spring CLO Ltd.^	5.17	#	10/15/2026	1,000,000	902,015	879,884
Tyron Park CLO Ltd.^	4.63	#	7/15/2025	500,000	462,411	438,003
Voya CLO 2014-3 Ltd.^	5.23	#	7/25/2026	500,000	455,880	436,646

Total CDO/CLO				13,800,000	12,798,397	12,062,847

Total Asset-Backed Securities				13,800,000	12,798,397	12,062,847

Bank Loans — 34.2%*§:

Aerospace and Defense — 0.1%*:
TransDigm Group, Inc.	3.75		6/4/2021	80,636	80,080	79,090

Automobile — 1.4%*:
Gates Global, Inc.	4.25		7/5/2021	249,375	247,052	242,205
RAC Finance (Holdings) Ltd.+	8.25		11/3/2022	500,000	790,887	780,275

Total Automobile				749,375	1,037,939	1,022,480

Beverage, Food and Tobacco — 0.4%*:
Telepizza SA+	7.00		9/30/2020	250,000	314,163	298,429

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (Continued)

Broadcasting and Entertainment — 2.7%*:
All3Media International+	5.25%	6/30/2021	500,000	$833,782	$766,512
Media General, Inc.	4.25	7/31/2020	107,554	106,210	106,244
Tyrol Acquisitions 2 SAS+	3.26	1/29/2016	936,380	1,234,976	1,116,194

Total Broadcasting and Entertainment			1,543,934	2,174,968	1,988,950

Buildings and Real Estate — 1.2%*:
Alison Bidco Sarl+	5.50	8/29/2021	148,258	146,840	144,922
DTZ US Borrower LLC	5.50	11/4/2021	138,995	136,910	138,300
Jeld-Wen, Inc.	5.25	10/15/2021	219,515	217,380	217,046
Paroc Group Holding OY+¤	10.01	6/18/2022	323,064	434,288	390,924

Total Buildings and Real Estate			829,832	935,418	891,192

Cargo Transport — 1.0%*:
Direct ChassisLink, Inc.¤	8.25	11/12/2019	495,238	489,150	480,381
Direct ChassisLink, Inc. (Add-On Facility)¤	8.25	11/12/2019	252,858	252,858	245,272

Total Cargo Transport			748,096	742,008	725,653

Chemicals, Plastics and Rubber — 0.9%*:
Emerald Performance Materials LLC	4.50	8/1/2021	58,429	58,153	56,968
Styrolution Group GmbH+	6.50	11/7/2019	500,000	614,194	588,817

Total Chemicals, Plastics and Rubber			558,429	672,347	645,785

Containers, Packaging and Glass — 2.5%*:
CD&R Millennium Holdco 6 Sarl+	4.50	7/31/2021	155,984	156,169	152,735
Chesapeake Corp.	5.50	9/30/2020	493,750	787,511	767,497
Consolidated Container Co. LLC	7.75	1/3/2020	94,140	92,430	89,668
Coveris	5.75	5/8/2019	495,000	680,345	596,232
Hilex Poly Co. LLC	6.00	12/5/2021	192,439	190,515	189,433

Total Containers, Packaging and Glass			1,431,313	1,906,970	1,795,565

Diversified/Conglomerate Manufacturing — 1.5%*:
Capital Safety North America Holdings, Inc.	3.75	3/29/2021	488,443	486,651	472,569
Capital Safety North America Holdings, Inc.	6.50	3/28/2022	125,831	125,686	118,910
Quality Home Brands Holdings LLC	7.75	5/25/2018	130,848	129,828	128,776
West Corp.	2.51	7/1/2019	380,263	366,387	371,707

Total Diversified/Conglomerate Manufacturing			1,125,385	1,108,552	1,091,962

Diversified/Conglomerate Service — 2.9%*:
Aquilex Holdings LLC	5.00	12/31/2020	99,071	98,856	96,594
Atrium Innovations, Inc.+	4.25	2/13/2021	466,400	464,870	449,493
Internet Brands, Inc.	8.50	7/8/2022	150,000	148,586	145,125
MH Sub I LLC	5.00	7/8/2021	70,528	69,892	69,352
Power Team Services LLC	8.25	11/6/2020	300,000	298,706	289,500
RP Crown Parent LLC	6.00	12/21/2018	550,985	552,906	510,697
RP Crown Parent LLC	11.25	12/20/2019	178,571	183,496	150,148

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (Continued)

Diversified/Conglomerate Service (Continued)
Triple Point Technology, Inc.	5.25%	7/10/2020	391,180	$360,096	$354,996
Triple Point Technology, Inc.††	9.25	7/9/2021	63,830	59,066	54,575

Total Diversified/Conglomerate Service			2,270,565	2,236,474	2,120,480

Ecological — 0.3%*:
Emerald 3 Ltd.+	8.00	5/31/2022	196,488	194,401	189,611

Finance — 1.6%*:
AssuredPartners Capital, Inc.	7.75	4/2/2022	68,261	67,639	65,701
Confie Seguros Holdings II Co.	5.75	11/9/2018	226,109	225,252	224,696
GENEX Services, Inc.	5.25	5/30/2021	92,027	91,604	91,222
Intertrust Group Holding B.V.+	8.00	4/16/2022	96,225	95,562	94,782
National Financial Partners Corp.	4.50	7/1/2020	66,265	66,265	65,436
P2 Newco Acquisition, Inc.	9.50	10/22/2021	103,373	102,490	99,238
Sedgwick, Inc.	3.75	3/1/2021	296,412	290,234	287,519
VFH Parent LLC	5.75	11/6/2019	213,588	212,599	210,919

Total Finance			1,162,260	1,151,645	1,139,513

Healthcare, Education and Childcare — 3.5%*:
Aenova Holding GmbH+	5.00	8/6/2020	600,000	758,698	720,585
CareCore National LLC	5.50	3/5/2021	134,508	133,509	132,827
Kindred Healthcare, Inc.	4.25	4/9/2021	102,790	102,559	99,277
PRA Holdings, Inc.	4.50	9/23/2020	439,302	438,524	432,348
STHI Holding Corp.	4.50	8/6/2021	141,527	140,856	140,229
Synarc-Biocore Holdings LLC	5.50	3/10/2021	397,874	394,338	377,980
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	495,486	436,875
Tecomet, Inc.	5.75	12/5/2021	209,856	203,561	201,462

Total Healthcare, Education and Childcare			2,525,857	2,667,531	2,541,583

Leisure, Amusement, Entertainment — 1.4%*:
AP NMT Acquisition B.V.+	7.00	8/6/2021	400,000	483,894	472,728
AP NMT Acquisition B.V.+	10.00	8/13/2022	300,000	276,993	286,500
Delta 2 (Lux) Sarl+	4.75	7/30/2021	243,623	242,461	237,331

Total Leisure, Amusement, Entertainment			943,623	1,003,348	996,559

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.1%*:
Doncasters Finance US LLC	4.50	4/9/2020	248,109	247,558	245,785
Gardner Denver, Inc.	4.25	7/30/2020	498,738	489,571	465,696
TCH-2 Holding LLC	5.50	5/6/2021	54,352	53,856	53,537

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			801,199	790,985	765,018

Mining, Steel, Iron and Non-Precious Metals — 1.1%*:
Arch Coal, Inc.	6.25	5/16/2018	746,182	735,755	615,914
Boomerang Tube LLC††	11.00	10/11/2017	249,123	244,796	214,245

Total Mining, Steel, Iron and Non-Precious Metals			995,305	980,551	830,159

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (Continued)

Oil and Gas — 2.7%*:
American Energy – Marcellus LLC	8.50%	8/4/2021	60,369	$59,513	$54,935
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	500,000	491,130	437,500
Drillships Ocean Ventures, Inc.	5.50	7/25/2021	127,301	126,101	101,841
Fieldwood Energy LLC	8.38	9/30/2020	324,231	316,215	235,473
Floatel International Ltd.	6.00	6/27/2020	204,263	202,369	163,410
Jonah Energy LLC	7.50	5/12/2021	173,566	171,195	147,531
Paragon Offshore Finance Co.+	3.75	7/18/2021	66,658	66,345	53,076
Seadrill Partners Finco LLC	4.00	2/21/2021	129,672	100,820	100,302
Southcross Holdings Borrower LP	6.00	8/4/2021	73,348	73,000	64,913
Templar Energy LLC	8.50	11/25/2020	800,000	776,713	572,800

Total Oil and Gas			2,459,408	2,383,401	1,931,781

Personal and Non-Durable Consumer Products Mfg. Only — 0.2%*:
Berlin Packaging LLC	4.50	10/1/2021	145,747	145,042	144,654

Printing and Publishing — 1.4%*:
Emap B2B+	5.16	10/31/2017	556,672	802,494	723,533
R.H. Donnelley, Inc.	9.75	12/31/2016	106,162	77,077	75,685
SuperMedia, Inc.	11.60	12/30/2016	234,744	194,401	186,973

Total Printing and Publishing			897,578	1,073,972	986,191

Retail Stores — 2.4%*:
Advantage Sales & Marketing, Inc.	4.25	7/23/2021	688,021	681,988	679,565
Maxeda DIY B.V.+	15.00	6/30/2018	500,000	663,015	556,623
Talbots, Inc. (The)	4.75	3/19/2020	498,744	487,644	481,288

Total Retail Stores			1,686,765	1,832,647	1,717,476

Telecommunications — 3.3%*:
Altice Financing SA+	5.50	7/2/2019	262,968	265,268	258,533
Eircom Finco Sarl+	4.76	9/30/2019	1,000,000	1,327,615	1,143,497
ION Trading Technologies Sarl+	7.25	6/10/2022	894,762	888,353	845,550
Sungard Availability Services Capital, Inc.	6.00	3/31/2019	117,669	117,166	104,255

Total Telecommunications			2,275,399	2,598,402	2,351,835

Utilities — 0.6%*:
Texas Competitive Electric Holdings Co. LLC	4.76	10/10/2017	650,000	508,583	419,523

Total Bank Loans			24,327,194	26,539,427	24,673,489

Corporate Bonds — 38.0%*:

Aerospace and Defense — 0.4%*:
TransDigm, Inc.	6.50	7/15/2024	315,000	315,000	316,575

Automobile — 3.6%*:
Allied Specialty Vehicles, Inc.^	8.50	11/1/2019	1,000,000	1,030,747	1,047,500
Dana Holding Corp.	5.50	12/15/2024	251,000	251,000	253,510

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (Continued)

Automobile (Continued)
International Automotive Components Group SA^	9.13%		6/1/2018	750,000	$772,938	$781,875
JB Poindexter & Co., Inc.^	9.00		4/1/2022	500,000	525,574	540,000

Total Automobile				2,501,000	2,580,259	2,622,885

Banking — 0.4%*:
Lock AS+	7.00		8/15/2021	250,000	335,562	312,647

Beverage, Food and Tobacco — 1.0%*:
Albain Bidco Norway AS+	6.75		11/1/2020	200,000	273,998	218,111
Findus Bondco SA+	9.13		7/1/2018	200,000	293,491	255,321
Twinkle Pizza PLC+	6.63		8/1/2021	150,000	254,595	238,305

Total Beverage, Food and Tobacco				550,000	822,084	711,737

Broadcasting and Entertainment — 2.4%*:
Harron Communications LP/Harron Finance Corp.^	9.13		4/1/2020	500,000	544,685	545,000
LIN Television Corp.^	5.88		11/15/2022	233,000	231,853	230,670
RCN Telecom Services LLC/RCN Capital Corp.^	8.50		8/15/2020	775,000	778,150	798,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25		1/15/2029	100,000	133,825	136,736

Total Broadcasting and Entertainment				1,608,000	1,688,513	1,710,656

Buildings and Real Estate — 1.6%*:
Deutsche Raststaetten Gruppe IV GmbH+	6.75		12/30/2020	100,000	135,605	128,265
Keystone Financing PLC+	9.50		10/15/2019	350,000	563,181	534,600
Paroc Group Oy+	5.33	#	5/15/2020	100,000	137,565	115,257
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	113,140
Roofing Supply Group LLC/Roofing Supply Finance, Inc.^	10.00		6/1/2020	271,000	292,209	268,805

Total Buildings and Real Estate				921,000	1,266,125	1,160,067

Cargo Transport — 2.1%*:
Kenan Advantage Group, Inc. (The)^	8.38		12/15/2018	1,000,000	1,042,484	1,030,000
Moto Finance PLC+	10.25		3/15/2017	300,000	514,382	492,128

Total Cargo Transport				1,300,000	1,556,866	1,522,128

Chemicals, Plastics and Rubber — 1.6%*:
Ciech Group Financing AB+	9.50		11/30/2019	200,000	293,755	266,840
Monitchem HoldCo 2 SA+	6.88		6/15/2022	100,000	136,455	108,067
Monitchem HoldCo 3 SA+	5.25		6/15/2021	150,000	183,816	178,785
Pinnacle Operating Corp.^	9.00		11/15/2020	600,000	616,816	618,000

Total Chemicals, Plastics and Rubber				1,050,000	1,230,842	1,171,692

Containers, Packaging and Glass — 1.6%*:
Ardagh Finance Holdings SA PIK^	8.63		6/15/2019	344,468	341,468	339,301
Innovia Group Finance PLC+	5.08	#	3/31/2020	100,000	136,058	110,720

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (Continued)

Containers, Packaging and Glass (Continued)
Mustang Merger Corp.^	8.50%		8/15/2021	750,000	$745,880	$712,500

Total Containers, Packaging and Glass				1,194,468	1,223,406	1,162,521

Diversified/Conglomerate Manufacturing — 2.0%*:
Appvion, Inc.^	9.00		6/1/2020	500,000	513,986	342,500
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25		12/15/2019	448,000	459,458	472,640
Galapagos Holding SA+	7.00		6/15/2022	175,000	230,926	195,347
Galapagos SA+	5.38		6/15/2021	175,000	219,083	209,578
West Corp.^	5.38		7/15/2022	250,000	237,557	239,375

Total Diversified/Conglomerate Manufacturing				1,548,000	1,661,010	1,459,440

Diversified/Conglomerate Service — 1.4%*:
ADT Corp. (The)	5.25		3/15/2020	363,000	363,000	367,538
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	665,000	675,202	669,987

Total Diversified/Conglomerate Service				1,028,000	1,038,202	1,037,525

Finance — 1.9%*:
Arrow Global Finance PLC+	5.34	#	11/1/2021	100,000	122,953	119,492
Cabot Financial Luxembourg SA+	10.38		10/1/2019	100,000	175,227	169,492
Galaxy Bidco Ltd.+	6.38		11/15/2020	100,000	161,665	151,886
Galaxy Finco Ltd.+	7.88		11/15/2021	100,000	165,474	143,235
Lowell Group Financing PLC+	5.88		4/1/2019	100,000	166,730	143,781
TMF Group Holding BV+	9.88		12/1/2019	500,000	720,591	621,663

Total Finance				1,000,000	1,512,640	1,349,549

Grocery — 0.4%*:
Premier Foods PLC+	6.50		3/15/2021	200,000	339,700	267,456

Healthcare, Education and Childcare — 2.5%*:
BioScrip, Inc.^	8.88		2/15/2021	500,000	517,964	450,000
HomeVi SAS+	6.88		8/15/2021	250,000	334,500	316,126
Priory Group No. 3 PLC+	8.88		2/15/2019	500,000	807,316	802,679
Unilabs Subholding AB+	8.50		7/15/2018	200,000	286,317	245,640

Total Healthcare, Education and Childcare				1,450,000	1,946,097	1,814,445

Hotels, Motels, Inns and Gaming — 0.4%*:
Gala Electric Casinos PLC+	11.50		6/1/2019	100,000	177,955	162,250
NH Hoteles SA+	6.88		11/15/2019	100,000	135,775	130,129

Total Hotels, Motels, Inns and Gaming				200,000	313,730	292,379

Insurance — 0.5%*:
Hastings Insurance Group Finance PLC+	8.00		10/21/2020	100,000	159,915	160,690
Towergate Finance PLC+	8.50		2/15/2018	150,000	250,071	207,021

Total Insurance				250,000	409,986	367,711

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (Continued)

Leisure, Amusement, Entertainment — 1.5%*:
Dometic Group AB PIK+	9.50%	6/26/2019	500,000	$679,440	$579,311
Vougeot Bidco PLC+	7.88	7/15/2020	300,000	512,448	483,946

Total Leisure, Amusement, Entertainment			800,000	1,191,888	1,063,257

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.4%*:
KraussMaffei Group GmbH+	8.75	12/15/2020	90,000	130,179	117,867
Novafives SAS+	4.50	6/30/2021	100,000	136,335	118,440
Xerium Technologies, Inc.	8.88	6/15/2018	720,000	739,748	756,450

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			910,000	1,006,262	992,757

Mining, Steel, Iron and Non-Precious Metals — 0.6%*:
Constellium NV+	7.00	1/15/2023	250,000	307,213	290,034
Murray Energy Corp.^	9.50	12/5/2020	150,000	164,341	150,000

Total Mining, Steel, Iron and Non-Precious Metals			400,000	471,554	440,034

Oil and Gas — 4.5%*:
American Energy — Woodford LLC/AEW Finance Corp.^	9.00	9/15/2022	268,000	257,292	171,520
Baytex Energy Corp.+^	5.63	6/1/2024	350,000	284,680	297,500
California Resources Corp.^	6.00	11/15/2024	400,000	400,000	338,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.^	6.50	4/15/2021	500,000	500,000	445,000
Global Partners LP/GLP Finance Corp.^	6.25	7/15/2022	317,000	316,242	307,490
Jupiter Resources, Inc.+^	8.50	10/1/2022	750,000	719,325	564,375
Millennium Offshore Services Superholdings LLC+^	9.50	2/15/2018	500,000	519,697	497,500
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.+^	6.50	4/1/2019	500,000	500,000	376,250
Seventy Seven Energy, Inc.	6.50	7/15/2022	440,000	440,000	257,400

Total Oil and Gas			4,025,000	3,937,236	3,255,035

Personal and Non-Durable Consumer Products Mfg. Only — 0.2%*:
Ontex Group NV+	4.75	11/15/2021	100,000	124,835	127,055

Personal, Food and Miscellaneous — 1.7%*:
Brakes Capital+	7.13	12/15/2018	500,000	843,233	769,559
TeamSystem Holding SpA+	7.38	5/15/2020	350,000	476,625	441,941

Total Personal, Food and Miscellaneous			850,000	1,319,858	1,211,500

Retail Stores — 2.2%*:
Boing Group Financing PLC+	6.63	7/15/2019	200,000	272,200	224,106
Brighthouse Group PLC+	7.88	5/15/2018	150,000	244,036	224,439

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (Continued)

Retail Stores (Continued)
HSS Financing PLC+	6.75%		8/1/2019	100,000	$165,525	$160,536
New Look Bondco I PLC+	8.75		5/14/2018	450,000	729,742	735,562
Pendragon PLC+	6.88		5/1/2020	100,000	171,598	160,536
Takko Luxembourg 2 S.C.A.+	9.88		4/15/2019	200,000	257,903	84,703

Total Retail Stores				1,200,000	1,841,004	1,589,882

Telecommunications — 2.1%*:
eircom Finance Ltd.+	9.25		5/15/2020	100,000	148,285	130,534
Norcell Sweden Holding 3 AB+	5.25		11/4/2019	3,000,000	401,245	384,512
Numericable Group SA+	5.63		5/15/2024	100,000	138,165	125,240
Numericable Group SA+^	6.00		5/15/2022	315,000	315,000	316,733
UPC Holding BV+	6.75		3/15/2023	200,000	213,250	219,372
Wind Acquisition Finance SA+	4.00		7/15/2020	100,000	135,965	118,700
Wind Acquisition Finance SA+	4.08	#	7/15/2020	100,000	135,965	116,117
Wind Acquisition Finance SA+	7.00		4/23/2021	100,000	137,975	118,316

Total Telecommunications				4,015,000	1,625,850	1,529,524

Total Corporate Bonds				27,665,468	29,758,509	27,488,457

Total Fixed Income				65,792,662	69,096,333	64,224,793

Short-Term Investment — 7.8%*:

Bank Deposit — 7.8%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01		1/2/2015	5,662,592	5,662,592	5,662,592

Total Investments				71,455,254	74,758,925	69,887,385

Other assets and liabilities — 3.3%*						2,354,116

Net Assets — 100.0%						$72,241,501

PIK Payment-in-kind

‡	The effective interest rates are based on settled commitment amount.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2014 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	41.8%
Cayman Islands	17.9%
United Kingdom	16.1%
Germany	4.3%
Netherlands	4.0%
France	3.1%
Ireland	2.8%
Canada	2.6%
Sweden	1.9%
Italy	1.2%
Other (Individually less than 1%)	4.3%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at December 31, 2014. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2014.

A summary of outstanding financial instruments at December 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
01/14/15	State Street Bank & Trust Co.	EUR	828,461	1,002,575	1,024,168	$(21,593)
01/14/15	State Street Bank & Trust Co.	GBP	212,669	331,442	331,288	154

Net unrealized depreciation on forward foreign exchange contracts to buy						$(21,439)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
01/14/15	State Street Bank & Trust Co.	CHF	222,916	224,245	228,002	$3,757
01/14/15	State Street Bank & Trust Co.	EUR	12,551,135	15,188,960	15,449,533	260,573
01/14/15	State Street Bank & Trust Co.	GBP	5,349,958	8,337,860	8,339,542	1,682
01/14/15	State Street Bank & Trust Co.	SEK	3,006,472	385,677	398,119	12,442

Net unrealized appreciation on forward foreign exchange contracts to sell						$278,454

Currency Legend

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
SEK	–	Swedish Krona

See accompanying Notes to Financial Statements

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1.	Organization

Babson Capital Funds Trust (the “Trust”) was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 3, 2013 and commenced operations on September 16, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust currently consists of two funds (separately, a “Fund” and collectively, the “Funds”): Babson Global Floating Rate Fund (“Global Floating Rate Fund”) and Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”).

Babson Capital Management LLC (the “Adviser”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Funds.

Babson Capital Global Advisors Limited (“Sub-Adviser”), an indirect wholly-owned subsidiary of the Adviser, serves as a sub-adviser with respect to the Funds’ European investments.

The primary investment objective of the Global Floating Rate Fund is to seek a high level of current income. The Fund seeks preservation of capital as a secondary investment objective. The primary investment objective of the Global Credit Income Opportunities Fund is to seek an absolute return, primarily through current income and secondarily through capital appreciation.

There can be no assurance that the Funds will achieve their investment objectives. The Funds will seek to take advantage of inefficiencies between geographies, primarily the North American and European high yield bond, loan and other debt markets. Under normal market conditions, the Global Floating Rate Fund will invest at least 80% of its net assets in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”) or Fitch, Inc. (“Fitch”)) or unrated but judged by the Adviser or Sub-Adviser to be of comparable quality. Under normal market conditions, the Global Credit Income Opportunities Fund will invest at least 80% of its net assets in debt instruments, consisting of loans, bonds and notes, based in U.S. and non-U.S. markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Funds believe have the potential to provide a high total return over time. A significant portion of the Funds’ investments in debt instruments will be denominated in a currency other than the U.S. dollar. Although the investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, the Funds expect that, under current market conditions, they will seek to hedge substantially all of their exposure to foreign currencies.

Each Fund has four classes of shares: Class A, C, I, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, I, and Y shares. There may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without an initial sales charge and redeemed within the first year of purchase (subject to certain exceptions as set forth in each Fund’s prospectus) and Class C shares redeemed within the first year of purchase. All classes of shares have equal voting rights, with the exception of matters that relate solely to one class.

Prior to commencement of operations on September 16, 2013, the Trust had no operations other than those relating to organizational matters and the sale of 10,000 Common Shares on August 20, 2013 to the Adviser, an affiliate of the Trust, for $100,000.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Valuation of Investments

The Funds’ investments in fixed income securities are generally valued using the prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”).

The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable

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in such characteristics as credit rating, interest rates and maturity date to determine the current value. The Funds’ investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds’ valuation policies and procedures approved by the Board. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Board has determined that it is in the best interest of the Funds and their shareholders to delegate the Board’s responsibility to a Valuation Committee, made up of officers of the Trust and employees of the Adviser, for: (1) determining whether market quotations are readily available for investments held by the Fund; and (2) determining the fair value of investments held by the Fund for which market quotations are not readily available or are deemed not reliable by the Adviser. In certain cases, authorized pricing service vendors may not provide prices for a security held by the Funds, or the price provided by such pricing service vendor is deemed unreliable by the Adviser. In such cases, the Funds may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general liability.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Bank loan positions are valued at the bid price from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Bank loans in which the Funds may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Funds. By relying on a third party to administer a loan, the Funds are subject to the risk that the third party will fail to perform its obligations. The loans in which the Funds will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, from the perspective of the borrower, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Funds’ ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Funds to obtain precise valuations of the high yield loans in its portfolio.

The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity

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to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS

Assets:*
Fixed Income:
Bank Loans	$–	$81,761,457	$970,925	$82,732,382
Corporate Bonds	–	9,696,151	–	9,696,151

Total Fixed Income	–	91,457,608	970,925	92,428,533

Short-Term Investment:
Bank Deposit	–	5,837,315	–	5,837,315

Derivative Securities:
Forward Foreign Currency Exchange Contracts	–	427,072	–	427,072

Total Investments	$–	$97,721,995	$970,925	$98,692,920

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	–	(110,447)	–	(110,447)

Total Investments	$–	$97,611,548	$970,925	$98,582,473

*	There were no transfers between levels during the period ended December 31, 2014.

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The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2014	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF DECEMBER 31, 2014	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT DECEMBER 31, 2014

Fixed Income
Bank Loans	$497,619	$30	$(30,688)	$–	$629	$508,257	$(4,922)	$970,925	$(30,688)

Total	$497,619	$30	$(30,688)	$–	$629	$508,257	$(4,922)	$970,925	$(30,688)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS

Assets:
Fixed Income:
Asset-Backed Securities	$–	$11,852,847	$210,000	$12,062,847
Bank Loans	–	23,556,912	1,116,577	24,673,489
Corporate Bonds	–	27,488,457	–	27,488,457

Total Fixed Income	–	62,898,216	1,326,577	64,224,793

Short-Term Investment:
Bank Deposit	–	5,662,592	–	5,662,592

Derivative Securities:
Forward Foreign Currency Exchange Contracts	–	278,608	–	278,608

Total Investments	$–	$68,839,416	$1,326,577	$70,165,993

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	–	(21,593)	–	(21,593)

Total Investments	$–	$68,817,823	$1,326,577	$70,144,400

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2014	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF DECEMBER 31, 2014	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT DECEMBER 31, 2014

Fixed Income
Asset-Backed Securities	$–	$–	$(34,419)	$243,875	$544	$–	$–	$210,000	$(34,419)

Bank Loans	$497,619	$30	$(69,006)	$393,033	$629	$297,924	$(3,652)	$1,116,577	$(69,006)

Total	$497,619	$30	$(103,425)	$636,908	$1,173	$297,924	$(3,652)	$1,326,577	$(103,425)

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B.	Forward Commitments and When-Issued Delayed Delivery Securities

The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedule of Investments.

C.	Cash and Short-Term Investments

Cash and cash equivalents consist principally of short-term investments that are readily convertible into cash and have original maturities of three months or less. At December 31, 2014, all cash and cash equivalents are held by the custodian.

D.	Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

E.	Redemption Fees

Redemptions of Fund shares held for 60 days or less may be assessed a 1% short-term trading fee and recorded as paid-in capital.

F.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G.	Federal Income Taxation

The Funds have elected to be taxed as a Regulated Investment Company (“RIC”) under sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. As of December 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Funds file a U.S. federal income tax return annually after their fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of the filings.

H.	Dividends and Distributions

The Funds declared and paid dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Funds also pay a distribution at least annually from their net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV. Per the Funds’ prospectuses, effective January 1, 2015, each Fund shall declare a dividend daily based on the Adviser’s projections of the Funds’ estimated net investment income and distribute such dividend monthly.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Funds for financial reporting purposes. These differences, which could be temporary or

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permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

I.	Bank Loans

The Funds may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Funds record an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of the Funds’ bank loans. As of December 31,

2014, the Global Floating Rate Fund had one unfunded loan commitment which amounted to $9,870 of par and had cost and fair value of $9,778 and $9,706, respectively. As of December 31, 2014, the Global Credit Income Opportunities Fund had one unfunded loan commitment which amounted to $4,935 of par and had cost and fair value of $4,889 and $4,853, respectively.

J.	Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance

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that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

During the period ended December 31, 2014, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts and purchased options.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of December 31, 2014:

Global Floating Rate Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$427,072

Total		$427,072

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$110,447

Total		$110,447

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$278,608

Total		$278,608

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LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$21,593

Total		$21,593

Amount of Realized Gain/(Loss) on Derivatives:

Global Floating Rate Fund

FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$3,393,193

Total	$3,393,193

Global Credit Income Opportunities Fund

	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$2,360,073	$–	$2,360,073
Purchased Options	–	(68,501)	(68,501)

Total	$2,360,073	$(68,501)	$2,291,572

Change in Unrealized Appreciation/(Depreciation) on Derivatives:

Global Floating Rate Fund

FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$650,794

Total	$650,794

Global Credit Income Opportunities Fund

	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$473,480	$–	$473,480
Purchased Options	–	(10,693)	(10,693)

Total	$473,480	$(10,693)	$462,787

Global Floating Rate Fund

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	39,199,397

Total	39,199,397

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/ UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	26,998,631	–	26,998,631
Purchased Options(1)	–	15,857,143	15,857,143

Total	26,998,631	15,857,143	42,855,774

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

K.	Disclosures about Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting

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arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Global Floating Rate Fund

DESCRIPTION	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES
Forward Foreign Currency Exchange Contracts	$427,072	$–	$427,072

Total	$427,072	$–	$427,072

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT (a)	CASH COLLATERAL RECEIVED (a)	NET AMOUNT (b)
State Street Bank & Trust Co.	$427,072	$(110,447)	$–	$316,625

Total	$427,072	$(110,447)	$–	$316,625

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.

DESCRIPTION	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES
Forward Foreign Currency Exchange Contracts	$110,447	$–	$110,447

Total	$110,447	$–	$110,447

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT (a)	CASH COLLATERAL PLEDGED (a)	NET AMOUNT (b)
State Street Bank & Trust Co.	$110,447	$(110,447)	$–	$–

Total	$110,447	$(110,447)	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.

Babson Capital Funds Trust 2014 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

Global Credit Income Opportunities Fund

DESCRIPTION	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES
Forward Foreign Currency Exchange Contracts	$278,608	$—	$278,608

Total	$278,608	$—	$278,608

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT (a)	CASH COLLATERAL RECEIVED (a)	NET AMOUNT (b)
State Street Bank & Trust Co.	$278,608	$(21,593)	$—	$257,015

Total	$278,608	$(21,593)	$—	$257,015

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.

DESCRIPTION	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES
Forward Foreign Currency Exchange Contracts	$21,593	$—	$21,593

Total	$21,593	$—	$21,593

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT (a)	CASH COLLATERAL PLEDGED (a)	NET AMOUNT (b)
State Street Bank & Trust Co.	$21,593	$(21,593)	$—	$—

Total	$21,593	$(21,593)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.

L.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include valuation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies, foreign governments, and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Babson Capital Funds Trust 2014 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

M.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for Federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

N.	Counterparty Risk

The Funds seek to manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser monitors the financial stability of the Funds’ counterparties.

3.	Advisory Fee

The Funds have entered into an Investment Management Agreement (the “Agreement”) with the Adviser. Pursuant to the Agreement, the Global Floating Rate Fund agrees to pay the Adviser a fee payable at the end of each calendar month, at an annual rate of 0.65% of the Fund’s average daily net assets during such month. The Global Credit Income Opportunities Fund agrees to pay the Adviser a fee payable at the end of each calendar month, at an annual rate of 0.75% of the Fund’s average daily net assets during such month.

The Adviser has contractually agreed to waive and/or reimburse a portion of its fees and/or reimburse expenses (excluding 12b-1 fees, interest expenses, taxes, fees incurred in acquiring and disposing of securities and extraordinary expenses) such that total net annual operating expenses for each class do not exceed the following rates:

	CLASS A	CLASS C	CLASS I	CLASS Y
Global Floating Rate Fund	1.05%	1.80%	0.75%	0.75%
Global Credit Income Opportunities Fund	1.20%	1.95%	0.95%	0.95%

Pursuant to the expense waiver/reimbursement agreement, the Adviser is entitled to be reimbursed for any fees the Adviser waives and Fund expenses that the Adviser reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Adviser by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund.

The contractual management fee waiver and expense reimbursement agreements between the Funds and the Adviser may be terminated only upon the approval of the Funds’ Board of Trustees.

Subject to the supervision of the Adviser and the Board, the Sub-Adviser manages the investment and reinvestment of a portion of the assets of the Funds, as allocated from time to time to the Sub-Adviser. The Adviser (not the Funds) will pay a portion of the fees it receives to the Sub-Adviser in return for its services.

4.	12b-1 Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) is the Distributor of the Funds’ shares as of December 31, 2014.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund’s Class A and Class C shares may compensate certain financial institutions, including the Distributor, for certain distribution and shareholder servicing activities. The Funds’ Class A shares may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A shares and 1.00% of the value of the average daily net assets of a Fund attributable to Class C shares. The Plan provides that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Funds’ shares and service activities.

Under its terms, the Funds’ Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Boards’ members and a majority of those Boards’ members who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

Babson Capital Funds Trust 2014 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

5.	Sales Charges and Commissions

For the period ended December 31, 2014, the amount of sales charges retained by the Distributor on sales of Class A and Class C shares of the Funds were as follows:

CLASS C
Global Floating Rate Fund	$8,614
Global Credit Income Opportunities Fund	9,359

For the period ended December 31, 2014, the Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers:

	DISTRIBUTOR COMMISSIONS	DEALERS’ CONCESSIONS
Global Floating Rate Fund	$1,426	$15,814
Global Credit Income Opportunities Fund	1,680	10,449

6.	Administrator, Custody, and Transfer Agent Fees

The Funds have engaged State Street Bank and Trust (“SSB”) to serve as the Funds’ administrator, custodian, fund accountant, and transfer agent. For each of these services, the Funds have agreed to pay SSB a fee payable at the end of each calendar month pursuant to fee agreements between SSB and the Funds. For the period ended December 31, 2014, the aggregate effective fee for these services was at an annual rate of 0.38% and 0.40% of Global Floating Rate Fund and Global Credit Income Opportunities Fund’s average daily managed assets, respectively.

7.	Income Taxes

It is the Funds’ intention to qualify as a RIC under subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The tax character of dividends paid to shareholders during tax year ended June 30, 2014 was as follows:

	ORDINARY INCOME	RETURN OF CAPITAL	TOTAL DISTRIBUTIONS PAID
Global Floating Rate Fund	$1,730,080	$61,792	$1,791,872
Global Credit Income Opportunities Fund	1,572,417	–	1,572,417

In accordance with the Regulated Investment Company Modernization Act of 2010, the Funds will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of December 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION
Global Floating Rate Fund	$104,612,165	$30,901	$(6,377,218)	$(6,346,317)
Global Credit Income Opportunities Fund	74,778,794	150,692	(5,042,101)	(4,891,409)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

8.	Investment Transactions

Purchases and sales of securities (excluding short-term debt securities) for the period ended December 31, 2014 were as follows:

	PURCHASES	SALES
Global Floating Rate Fund	$32,876,254	$45,133,980
Global Credit Income Opportunities Fund	47,650,961	35,393,911

Babson Capital Funds Trust 2014 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

9.	Common Stock

Transactions in common stock for the period ended December 31, 2014 were as follows:

Global Floating Rate Fund

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014		PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)
CLASS A	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	713,779	$7,172,732	1,222,507	$12,481,232
Shares sold through reinvestments of distributions	67,489	658,990	13,651	139,125
Shares redeemed	(600,444)	(6,006,161)	(13,926)	(142,258)
Redemption fees	–	182	–	–

Net increase	180,824	$1,825,743	1,222,232	$12,478,099

CLASS C
Shares sold	98,403	$984,967	233,502	$2,379,349
Shares sold through reinvestments of distributions	13,202	127,817	2,446	24,864
Shares redeemed	(4,200)	(41,254)	(152)	(1,544)
Redemption fees	–	39	–	–

Net increase	107,405	$1,071,569	235,796	$2,402,669

CLASS I
Shares sold	–	$–	3,150,134	$31,550,060
Shares sold through reinvestments of distributions	164,488	1,607,096	59,739	610,026
Shares redeemed	–	–	–	–
Redemption fees	–	460	–	–

Net increase	164,488	$1,607,556	3,209,873	$32,160,086

CLASS Y
Shares sold	583,121	$5,886,061	6,676,274	$67,761,452
Shares sold through reinvestments of distributions	300,049	2,936,125	97,618	996,669
Shares redeemed	(1,459,962)	(14,541,802)	(210,789)	(2,155,109)
Redemption fees	–	888	–	–

Net increase (decrease)	(576,792)	$(5,718,728)	6,563,103	$66,603,012

(1)	Fund commenced operations on September 16, 2013.

Babson Capital Funds Trust 2014 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2014

Global Credit Income Opportunities Fund

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2014		PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 (1)
CLASS A	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,832,648	$18,948,319	250,892	$2,588,194
Shares sold through reinvestments of distributions	91,590	891,315	3,520	36,805
Shares redeemed	(681,782)	(6,806,582)	(6,628)	(69,594)
Redemption fees	–	1,022	–	–

Net increase	1,242,456	$13,034,074	247,784	$2,555,405

CLASS C
Shares sold	113,172	$1,158,927	89,635	$933,045
Shares sold through reinvestments of distributions	9,200	88,675	900	9,400
Shares redeemed	(10,917)	(106,545)	(159)	(1,661)
Redemption fees	–	109	–	–

Net increase	111,455	$1,141,166	90,376	$940,784

CLASS I
Shares sold	–	$–	2,455,000	$24,550,000
Shares sold through reinvestments of distributions	171,928	1,671,819	70,277	734,939
Shares redeemed	–	–	–	–
Redemption fees	–	1,685	–	–

Net increase	171,928	$1,673,504	2,525,277	$25,284,939

CLASS Y
Shares sold	726,150	$7,513,050	3,172,809	$32,089,635
Shares sold through reinvestments of distributions	212,824	2,073,840	74,417	778,240
Shares redeemed	(887,241)	(8,951,621)	(6,875)	(72,116)
Redemption fees	–	2,221	–	–

Net increase	51,733	$637,490	3,240,351	$32,795,759

(1)	Fund commenced operations on September 16, 2013.

10.	Line of Credit

During the period ended December 31, 2014, the Trust (the “Borrower”) entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $20,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight LIBOR rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.125% per annum on the daily unused portion of the Facility Amount. As of December 31, 3014, there were no loans outstanding pursuant to the Credit Agreement.

JOINT PRIVACY NOTICE OF BABSON CAPITAL MANAGEMENT LLC AND

BABSON CAPITAL FUNDS TRUST

When you use Babson Capital Management LLC (“Babson Capital”) as your investment adviser or invest in Babson Global Floating Rate Fund or Babson Global Credit Opportunities Income Fund, each a series of Babson Capital Funds Trust (each a “Fund” and collectively the “Funds”) you entrust us not only with your hard-earned assets but also with your personal and financial data. We consider your data to be private and confidential, and protecting its confidentiality is important to us. Our policies and procedures regarding your personal information are summarized below.

We may collect non-public personal information about you from:

■	Applications or other forms, interviews, or by other means;

■	Consumer or other reporting agencies, government agencies, employers or others;

■	Your transactions with us, our affiliates, or others; and

■	Our Internet website.

We may share the financial information we collect with our financial service affiliates, such as insurance companies, investment companies and securities broker-dealers. Additionally, so that we may continue to offer you products and services that best meet your investment needs and to effect transactions that you request or authorize, we may disclose the information we collect, as described above, to companies that perform administrative or marketing services on our behalf, such as transfer agents, custodian banks, service providers or printers and mailers that assist us in the distribution of investor materials or that provide operational support to Babson Capital entities. These companies are required to protect this information and will use this information only for the services for which we hire them, and are not permitted to use or share this information for any other purpose. Some of these companies may perform such services in jurisdictions other than the United States. We may share some or all of the information we collect with other financial institutions with whom we jointly market products. This may be done only if it is permitted in the state in which you live. Some disclosures may be limited to your name, contact and transaction information with us or our affiliates.

Any disclosures will be only to the extent permitted by federal and state law. Certain disclosures may require us to get an “opt-in” or “opt-out” from you. If this is required, we will do so before information is shared. Otherwise, we do not share any personal information about our customers or former customers unless authorized by the customer or as permitted by law.

We restrict access to personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with legal standards to guard your personal information. As an added measure, we do not include personal or account information in non-secure e-mails that we send you via the Internet without your prior consent. We advise you not to send such information to us in non-secure e-mails.

This joint notice describes the privacy policies of Babson Capital and the Funds. It applies to all Babson Capital and the Fund accounts you presently have, or may open in the future, using your social security number or federal taxpayer identification number – whether or not you remain a shareholder of our Funds or as an advisory client of Babson Capital. As mandated by rules issued by the Securities and Exchange Commission, we will be sending you this notice annually, as long as you own shares in the Funds or have an account with Babson Capital.

February 2015

Babson Capital Funds Trust

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Semi-Annual Report to Stockholders filed under item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Babson Capital Funds Trust

By (Signature and Title)	/s/ Anthony J. Sciacca
Anthony J. Sciacca, President (Principal Executive Officer)

Date March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anthony J. Sciacca
Anthony J. Sciacca, President (Principal Executive Officer)

Date March 6, 2015

By (Signature and Title)	/s/ Patrick Hoefling
Patrick Hoefling, Chief Financial Officer (Principal Financial Officer)

Date March 6, 2015